GCAT DEPOSITOR III, LLC ABS-15G

Exhibit 99.13

Client Name:	Blue River Mortgage III LLC
Client Project Name:	GCAT 2025-INV1
Start - End Dates:	11/4/2021 - 12/4/2023
Deal Loan Count:	3

Rating Agency ATR QM Data Fields

Loans in Report:	3

Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
XXXXXX	GCAT2025INV11080	ATR/QM: Exempt	No	Yes	XXXXXX	Not Applicable	No	No	0	1/1/1900	3.75	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
XXXXXX	GCAT2025INV11081	QM: Safe Harbor (APOR)	No	Yes	XXXXXX	Not Applicable	No	Yes	6440	4/22/2022	4.8885	Retired	(No Data)	U.S. Citizen	(No Data)	(No Data)	Yes	5415
XXXXXX	GCAT2025INV11082	QM: Safe Harbor (APOR)	No	Yes	XXXXXX	Not Applicable	No	Yes	1635	10/25/2023	8.0868	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	0

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